Share Capital - Schedule of Share Purchase Warrants (Details) - $ / shares		6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2026	Jul. 31, 2025
Class of Warrant or Right [Line Items]
Beginning balance	132,811	22,718,590
Beginning balance (in Dollars per share)	$ 47.23	$ 1.53
Beginning balance	8 months 1 day	3 years 9 months 3 days	4 years 3 months 7 days
Number of warrants, Issued on RTO (Note 4)			22,699,987
Weighted Average Exercise price, Issued on RTO (Note 4) (in Dollars per share)			$ 1.52
Number of warrants, Exercised			(9,176)
Weighted Average Exercise price, Exercised (in Dollars per share)			$ 9.5
Number of warrants, Expired			(105,032)
Weighted Average Exercise price, Expired (in Dollars per share)			$ 56.9
Ending balance		22,718,590	22,718,590
Ending balance (in Dollars per share)		$ 1.53	$ 1.53
Ending balance	8 months 1 day	3 years 9 months 3 days	4 years 3 months 7 days
Ending balance		22,718,590	22,718,590
Exercise price (in Dollars per share)		$ 1.53	$ 1.53
Exercise Price CAD$ 9.60 [Member]
Class of Warrant or Right [Line Items]
Ending balance		18,603
Ending balance (in Dollars per share)		$ 9.6
Ending balance		18,603
Exercise price (in Dollars per share)		$ 9.6
Expiry date		Sep. 29, 2026
Exercise Price $1.52 [Member]
Class of Warrant or Right [Line Items]
Ending balance		22,699,987
Ending balance (in Dollars per share)		$ 1.52
Ending balance		22,699,987
Exercise price (in Dollars per share)		$ 1.52
Expiry date		Nov. 06, 2029